Common stock (Tables)	12 Months Ended
Mar. 31, 2024
Common Stock
Schedule of Stock by Class
The following table shows the changes in the number of issued shares of common stock during the fiscal years ended March 31, 2022, 2023 and 2024:

	2022	2023	2024

	(shares)
Balance at beginning of fiscal year	2,539,249,894	2,539,249,894	2,539,249,894
Issuance of new shares of common stock due to exercise of stock acquisition rights	—	—	—

Balance at end of fiscal year	2,539,249,894	2,539,249,894	2,539,249,894